Pension and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Income statement charge
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Income statement charge
	2021	2020	2019
	£m	£m	£m
Current service cost	247	243	231
Net finance cost	(26)	(40)	(48)
Past service cost	—	(4)	—
Other movements	3	1	—
Total	224	200	183

Balance sheet reconciliation

Balance sheet reconciliation
	2021		2020
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(33,190)	(32,108)	(30,333)	(29,304)
Current service cost	(247)	(225)	(243)	(217)
Interest costs on scheme liabilities	(422)	(405)	(573)	(549)
Past service cost	—	—	4	—
Remeasurement (loss)/gain – financial	848	820	(3,439)	(3,358)
Remeasurement (loss)/gain – demographic	53	50	(281)	(286)
Remeasurement (loss)/gain – experience	(249)	(259)	244	237
Employee contributions	(4)	—	(5)	(1)
Benefits paid	1,309	1,268	1,406	1,370
Exchange and other movements	3	—	30	—
Benefit obligation at end of the year	(31,899)	(30,859)	(33,190)	(32,108)
Fair value of scheme assets at beginning of the year	34,713	33,915	32,093	31,362
Interest income on scheme assets	448	434	613	595
Employer contribution	971	955	265	248
Remeasurement – return on scheme assets greater than discount rate	653	642	3,411	3,328
Employee contributions	4	—	5	1
Benefits paid	(1,309)	(1,268)	(1,406)	(1,370)
Exchange and other movements	(13)	—	(268)	(249)
Fair value of scheme assets at end of the year	35,467	34,678	34,713	33,915
Net surplus	3,568	3,819	1,523	1,807
Retirement benefit assets	3,879	3,819	1,814	1,807
Retirement benefit liabilities	(311)	—	(291)	—
Net retirement benefit assets	3,568	3,819	1,523	1,807

Actuarial valuation of the schemes' obligation based on assumptions
Actuarial valuation of the schemes’ obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

	2021	2020
Key UKRF financial assumptions	% p.a.	% p.a.
Discount rate	1.84	1.29
Inflation rate (RPI)	3.56	2.99
The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2021	2020	2019
Life expectancy at 60 for current pensioners (years)
– Males	27.3	27.2	27.1
– Females	29.6	29.4	29.3
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	29.1	29.0	28.9
– Females	31.4	31.2	31.1
The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2021	2020
	(Decrease)/ Increase in UKRF defined benefit obligation	(Decrease)/ Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(2.3)	(2.5)
0.25% p.a. increase	(1.2)	(1.3)
0.25% p.a. decrease	1.3	1.4
0.5% p.a. decrease	2.6	2.9
Assumed RPI
0.5% p.a. increase	1.6	1.8
0.25% p.a. increase	0.8	0.9
0.25% p.a. decrease	(0.8)	(0.9)
0.5% p.a. decrease	(1.6)	(1.8)
Life expectancy at 60
One year increase	1.2	1.2
One year decrease	(1.2)	(1.2)

Analysis of scheme assets
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total				Of which relates to UKRF
	Quoted[a] £m	Unquoted[a] £m	Value £m	% of total fair value of scheme assets %	Quoted[a] £m	Unquoted[a] £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2021
Equities	214	1,377	1,591	4.5	86	1,377	1,463	4.2
Private equities	—	2,991	2,991	8.4	—	2,991	2,991	8.6
Bonds - fixed government	2,387	95	2,482	7.0	2,083	95	2,178	6.3
Bonds - index-linked government	13,478	679	14,157	39.9	13,455	679	14,134	40.8
Bonds - corporate and other	6,223	2,854	9,077	25.6	5,986	2,854	8,840	25.5
Property	14	1,490	1,504	4.3	—	1,490	1,490	4.3
Infrastructure	—	1,815	1,815	5.1	—	1,815	1,815	5.2
Cash and liquid assets	189	1,577	1,766	5.0	176	1,577	1,753	5.1
Mixed investment funds	9	—	9	—	—	—	—	—
Other	19	56	75	0.2	—	14	14	—
Fair value of scheme assets	22,533	12,934	35,467	100.0	21,786	12,892	34,678	100.0

As at 31 December 2020
Equities	567	1,498	2,065	5.9	378	1,498	1,876	5.5
Private equities	—	2,233	2,233	6.4	—	2,233	2,233	6.6
Bonds - fixed government	4,205	110	4,315	12.4	3,932	110	4,042	11.9
Bonds - index-linked government	10,706	1,014	11,720	33.8	10,697	1,014	11,711	34.6
Bonds - corporate and other	7,439	1,678	9,117	26.3	7,214	1,678	8,892	26.2
Property	10	1,416	1,426	4.1	—	1,416	1,416	4.2
Infrastructure	—	1,812	1,812	5.2	—	1,812	1,812	5.3
Cash and liquid assets	64	1,830	1,894	5.5	46	1,830	1,876	5.5
Mixed investment funds	9	—	9	—	—	—	—	—
Other	14	108	122	0.4	—	57	57	0.2
Fair value of scheme assets	23,014	11,699	34,713	100.0	22,267	11,648	33,915	100.0
Note
a    Valuations of unquoted assets are provided by the underlying managers or qualified independent valuers. Valuations of complex instruments are based on UKRF custodian valuations. All valuations are determined in accordance with relevant industry guidance.

Deficit reduction contributions
The deficit reduction contributions agreed with the UKRF Trustee as part of the 30 September 2019 triennial valuation recovery plan are shown in the table below.

Deficit reduction contributions under the 30 September 2019 valuation
Year	£m
Cash paid:
2021	700
Future commitments:
2022	294
2023	286
2024 and beyond	—

Defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:

Contributions paid
£m
2021	955
2020	748
2019	1,231